Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at January 1
Additions for tax positions related to the current year	23
Additions for tax positions related to prior years	356
Reductions for tax positions related to prior years
Reductions related to settlements
Reductions related to a lapse of statute
Balance at December 31	$ 379